                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [_]; Amendment Number:
                                                ------
This Amendment (Check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Permit Capital, LLC
Address: One Tower Bridge
         100 Front Street, Suite 900
         West Conshohocken, PA  19428

Form 13F File Number: 28-11062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul A. Frick
Title:   Vice President
Phone:   (610) 941-5006

Signature, Place, and Date of Signing:

       /s/ Paul A. Frick            West Conshohocken, PA          05/14/10
-------------------------------     ---------------------      -----------------
          [Signature]                   [City, State]               [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         No.      Form 13F File Number      Name
         ---      --------------------      -----------------------
         1        28-2635                   Gardner Russo & Gardner

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          29

Form 13F Information Table Value Total:    $177,760
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number               Name
---      ---------------------------        -----------------------
2        28-11063                           Permit Capital GP, L.P.

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
                                                        VALUE    SHRS OR  SHR/ PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1,000)  PRN AMT  PRN  CALL DISCRETION MANAGERS SOLE  SHARED  NONE
---------------------------- -------------- --------- --------- --------- ---- ---- ---------- -------- ----  ------  ----
AMERICAN INTL GROUP INC         COM NEW     026874784       549    16,080   SH         OTHER        2    X
BLOUNT INTL INC NEW               COM       095180105       955    92,174   SH         OTHER        2    X
CITIGROUP INC                     COM       172967101     2,281   563,176   SH         OTHER        2    X
DELL INC                          COM       24702R101     4,532   301,759   SH         OTHER        2    X
GENERAL ELECTRIC                  COM       369604103     3,833   210,618   SH         OTHER        2    X
GOLDMAN SACHS GROUP INC           COM       38141G104     3,993    23,400   SH         OTHER        2    X
IPASS INC                         COM       46261V108       746   648,468   SH         OTHER        2    X
IRON MTN INC                      COM       462846106     2,626    95,850   SH         OTHER        2    X
JOHNSON & JOHNSON                 COM       478160104     4,786    73,400   SH         OTHER        2    X
LIBERTY MEDIA HOLDG CORP     INT COM SER A  53071M104     6,058   395,923   SH         OTHER        2    X
MCKESSON CORP                     COM       58155Q103     1,742    26,500   SH         OTHER        2    X
NEWCASTLE INVESTMENT CORP         COM       65105M108       231    71,615   SH         OTHER        2    X
OMNICARE INC.                     COM       681904108     1,488    52,600   SH         OTHER        2    X
SBA COMMUNICATIONS CORP           COM       78388J106   121,964 3,381,321   SH         OTHER        2    X
SPRINT NEXTEL CORP                COM       852061100     1,486   391,000   SH         OTHER        2    X
TELVENT GIT SA                    SHS       E90215109     4,439   154,363   SH         OTHER        2    X
TRANSOCEAN LTD                  REG SHS     H8817H100     4,192    48,530   SH         OTHER        2    X
VODAFONE GROUP PLC           SPONS ADR NEW  92857W209     4,598   197,275   SH         OTHER        2    X
ALTRIA GROUP INC                  COM       02209S103       646    31,500   SH         OTHER      1,2    X
BERKSHIRE HATHAWAY INC DEL        CL A      084670108     1,583        13   SH         OTHER      1,2    X
BERKSHIRE HATHAWAY INC DEL        CL B      084670702       108     1,325   SH         OTHER      1,2    X
BROWN FORMAN CORP                 CL A      115637100       471     7,500   SH         OTHER      1,2    X
COMCAST CORP NEW                CL A SPL    20030N200       554    30,850   SH         OTHER      1,2    X
MARTIN MARIETTA MATLS INC         COM       573284106       434     5,200   SH         OTHER      1,2    X
PHILIP MORRIS INTL INC            COM       718172109     1,565    30,000   SH         OTHER      1,2    X
SCRIPPS NETWORKS INTERACTIVE    CL A COM    811065101       355     8,000   SH         OTHER      1,2    X
WASHINGTON POST CO                CL B      939640108       280       630   SH         OTHER      1,2    X
WELLS FARGO & CO NEW              COM       949746101       669    21,500   SH         OTHER      1,2    X
UNILEVER NV                    NY SHS NEW   904784709       596    19,750   SH         OTHER      1,2    X

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